Fair Value (Fair Value on a Recurring Basis) (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of portfolio in residential mortgage backed securities	60.00%
Residential mortgage backed securities guaranteed by Government National Mortgage Association or Federal National Mortgage Association or Federal Home Loan Mortgage Corporation	$ 31,300
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	53,493	$ 40,568
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	$ 31,878	$ 21,631